Goodwill and intangible assets - Summary of Other Changes In Other Intangible Assets (Detail) - Other intangible assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 450,103	¥ 391,055
Changes in carrying amount:
Additions	126,791	102,645
Acquisitions through business combinations	92,640	43,712
Internal development	19,835	15,681
Disposals or classified as held for sale	(3,170)	(3,870)
Amortization	(135,220)	(109,804)
Impairment losses	(509)	(3,739)
Translation adjustment	9,659	14,582
Other	3,713	(159)
Total changes	113,739	59,048
Ending Balance	563,842	450,103
Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	19,667	17,786
Changes in carrying amount:
Additions	6,432	4,668
Acquisitions through business combinations	2,056	2,488
Disposals or classified as held for sale	(8)	(49)
Amortization	(8,152)	(5,576)
Impairment losses	(8)	(6)
Translation adjustment	156	216
Other	(1,121)	140
Total changes	(645)	1,881
Ending Balance	19,022	19,667
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	21,085	4,719
Changes in carrying amount:
Additions	0	639
Acquisitions through business combinations	9,237	19,121
Disposals or classified as held for sale	(112)	(565)
Amortization	(9,437)	(4,975)
Impairment losses	(93)
Translation adjustment	1,483	2,146
Other	158
Total changes	1,236	16,366
Ending Balance	22,321	21,085
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	24,630	17,853
Changes in carrying amount:
Additions	17	158
Acquisitions through business combinations	16,655	7,076
Disposals or classified as held for sale	(14)	(550)
Amortization	(4,290)	(1,875)
Impairment losses	0	(313)
Translation adjustment	1,516	2,280
Other	699	1
Total changes	14,583	6,777
Ending Balance	39,213	24,630
Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	273,976	244,335
Changes in carrying amount:
Additions	117,019	93,642
Acquisitions through business combinations	26,298	6,895
Internal development	19,835	15,681
Disposals or classified as held for sale	(2,907)	(2,599)
Amortization	(94,821)	(87,113)
Impairment losses	(342)	(3,218)
Translation adjustment	3,715	5,534
Other	4,299	819
Total changes	73,096	29,641
Ending Balance	347,072	273,976
Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	28,058	28,590
Changes in carrying amount:
Amortization	(3,954)	(3,361)
Translation adjustment	2,176	2,829
Total changes	(1,778)	(532)
Ending Balance	26,280	28,058
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	82,687	77,772
Changes in carrying amount:
Additions	3,323	3,538
Acquisitions through business combinations	38,394	8,132
Disposals or classified as held for sale	(129)	(107)
Amortization	(14,566)	(6,904)
Impairment losses	(66)	(202)
Translation adjustment	613	1,577
Other	(322)	(1,119)
Total changes	27,247	4,915
Ending Balance	109,934	82,687
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,474,330	1,315,627
Changes in carrying amount:
Ending Balance	1,631,220	1,474,330
Gross carrying amount | Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	213,649	218,192
Changes in carrying amount:
Ending Balance	201,243	213,649
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	58,427	41,494
Changes in carrying amount:
Ending Balance	66,593	58,427
Gross carrying amount | Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	32,683	24,250
Changes in carrying amount:
Ending Balance	51,747	32,683
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	952,153	827,210
Changes in carrying amount:
Ending Balance	1,045,743	952,153
Gross carrying amount | Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,939	55,752
Changes in carrying amount:
Ending Balance	66,583	61,939
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	155,479	148,729
Changes in carrying amount:
Ending Balance	199,311	155,479
Accumulated depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,024,227)	(924,572)
Changes in carrying amount:
Ending Balance	(1,067,378)	(1,024,227)
Accumulated depreciation and impairment losses | Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(193,982)	(200,406)
Changes in carrying amount:
Ending Balance	(182,221)	(193,982)
Accumulated depreciation and impairment losses | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(37,342)	(36,775)
Changes in carrying amount:
Ending Balance	(44,272)	(37,342)
Accumulated depreciation and impairment losses | Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(8,053)	(6,397)
Changes in carrying amount:
Ending Balance	(12,534)	(8,053)
Accumulated depreciation and impairment losses | Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(678,177)	(582,875)
Changes in carrying amount:
Ending Balance	(698,671)	(678,177)
Accumulated depreciation and impairment losses | Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(33,881)	(27,162)
Changes in carrying amount:
Ending Balance	(40,303)	(33,881)
Accumulated depreciation and impairment losses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(72,792)	(70,957)
Changes in carrying amount:
Ending Balance	¥ (89,377)	¥ (72,792)